CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 60,078	$ 63,641	$ (75,053)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation expense	21,649	16,138	10,897
Gain on deconsolidation of subsidiaries	(489)	(132,665)
Gain on disposal of equity method investment	(56,993)
Depreciation and amortization	18,488	19,188	16,138
Exchange loss (gain) on offshore accounts	2,277	(1,476)	1,769
Impairment on intangible assets	15,461	208
Impairment on equity method investments		23,025
Impairment on short-term investments		2,098
Impairment of goodwill	46,864
Impairment on long lived assets		90
Provision for doubtful accounts-accounts receivable	2,090	813	1,357
Provision for other current assets		146	3,543
Provision for advance to supplier	305	252	1,020
Provision for subscription receivable		229
Loss (gain) on disposal of equipments	1,797	(86)	128
Gain on short-term investments and fair value change of derivatives	(139,265)	(56,022)	(4,317)
(Earnings) loss in equity method investments	(49,015)	(20,317)	7,471
Changes in operating assets and liabilities:
Accounts and notes receivable	(6,480)	1,631	(4,639)
Prepaid expenses and other current assets	(9,740)	(19,625)	4,199
Other non-current assets	3,164	(488)	(5,054)
Intercompany loan to Qianjun Technology (see Note 4.3)	21,831
Accounts payable	762	2,213	15,933
Amounts due from/to related parties	61,404	13,063	341
Accrued expenses and other payables	(6,509)	3,861	11,603
Deferred revenue and advance from customers	(1,195)	(848)	3,104
Other non-current liabilities	(152)	156
Income tax payable	1,614	1,054	(494)
Deferred income taxes	4,576	(8,472)	967
Capital distribution received from Japan Macro	63,917	19,158
Net cash provided by (used in) operating activities	56,439	(73,035)	(11,087)
Cash flows from investing activities:
(Increase) decrease in term deposits	(3,414)	58,235	150,911
Proceeds from sale of available for sale securities	415,528	118,958	81,136
Proceeds from sale of derivative financial instruments	80,861	959	1,297
Proceeds from principal return on Series 2012-A Senior Secured Refi Loan Notes	1,370	1,353	414
Proceeds from sale of subsidiary, net cash disposed	3,001
Proceeds from sale of equity method investment	46,484
Capital distribution received from equity method investees	74,721
Dividend received from available for sale securities	1,050
Purchase of available for sale securities	(129,407)	(88,681)	(140,677)
Purchase of derivative financial instruments	(118,470)	(1,999)
Purchase of equity method investments, call option and warrant	(212,763)	(20,000)	(55,155)
Purchase of cost method investment	(31,969)	(116)
Purchases of Series 2012-A Senior Secured Refi Loan Notes			(10,000)
Proceeds from disposal of equipment	386	338
Purchases of equipment and property	(8,028)	(29,077)	(39,639)
Purchases of intangible assets	(1,574)	(1,349)	(1,029)
Cash disposed of from deconsolidation of subsidiaries		(18,637)
Cash consideration received from disposition of Qingting		81
Loan to third parties	(8,561)
Net cash provided by (used in) investing activities	109,215	20,065	(12,742)
Cash flows from financing activities:
Repurchase of ordinary shares	(76,462)	(55,575)	(53,630)
Deposits for share repurchase		(10,860)
Proceeds from exercise of share options	2,514	2,913	1,898
Advances to nominee shareholders of Jiexi Haohe			(1,605)
Contribution from nominee shareholders of Jiexi Haohe		1,605
Proceeds from the issuance of promissory note issued to Nuomi Inc.		60,884
Repayment of promissory note issued to Nuomi Inc.	(60,884)
Consideration paid for acquiring 35% noncontrolling interest in Qingting			(555)
Net cash used in financing activities	(134,832)	(1,033)	(53,892)
Net increase (decrease) in cash and cash equivalents	30,822	(54,003)	(77,721)
Cash and cash equivalents at beginning of year	154,308	207,438	284,643
Effect of exchange rate changes	(2,105)	873	516
Cash and cash equivalents at end of year	183,025	154,308	207,438
Supplemental schedule of cash flows information:
Income taxes paid	11	11	481
Schedule of non-cash activities:
Non cash capital contribution by noncontrolling shareholder of JiehunChina			229
Liabilities Assumed		319	847
Acquisition of property, plant and equipments and other intangible assets through utilization of deposits	1,514	15,246	5,391
Repurchase of ordinary shares through utilization of deposits	$ 10,860		$ 21,455